Changes in Benefits Obligation And Plan Assets And Reconciliation of Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 3,320	$ 2,098	$ 1,897
Service cost	273	437	440
Interest cost	57	58	58
Actuarial loss (gain)	79	814	(202)
Benefits paid	(97)	(87)	(95)
Projected benefit obligation at end of year	3,632	3,320	2,098
Change in plan assets
Fair value of plan assets at beginning of year	2,556	2,319	1,925
Actual return on plan assets	33	31	43
Employer contributions	328	282	433
Benefits paid	(117)	(76)	(82)
Fair value of plan assets at end of year	2,800	2,556	2,319
Funded status recognized as an other asset (liabilities)	$ (832)	$ (764)	$ 221